BASIS OF PRESENTATION AND NATURE OF OPERATIONS	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND NATURE OF OPERATIONS

NOTE 1. BASIS OF PRESENTATION AND NATURE OF OPERATIONS

The Company – Shades Holdings Inc. (the “Company”) was organized in Florida on November 23, 2009. The Company is in the development stage.

Nature of Business - We are an internet sales Company which, through our wholly owned subsidiary, Daily Shades, Inc., sells name brand sunglasses at up to 70% off manufactured suggested retail prices at our website www.dailyshades.com and Daily Chrono which sells brand name watches up to 75% off manufactured suggested retail price at our website www.dailychrono.com. Our business strategy is focused on a “daily deal” that is a niche in the internet market place.

The Summary of Significant Accounting Policies (Note 3) is presented to assist in understanding the financial statements. The financial statements and notes are based on representations from the Company’s management, which are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the financial statements.

References to accounting principles generally accepted in the Unites States of America are to those standards promulgated and described in the Accounting Standards Codification (“ASC”) of the Financial Accounting Standards Board.